EQUIPMENT AND LEASEHOLD IMPROVEMENTS	12 Months Ended
Dec. 31, 2016
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
EQUIPMENT AND LEASEHOLD IMPROVEMENTS

9.EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Equipment and leasehold improvements consist of the following:

	December 31,
	2015	2016	2016
	RMB	RMB	(Note2) USD
			Unaudited

Electronic equipment	18,218	43,825	6,312
Office equipment	2,781	5,219	752
Motor vehicles	6,147	7,639	1,100
Leasehold improvements	12,896	21,191	3,052

Total equipment and leasehold improvements	40,042	77,874	11,216
Less: accumulated depreciation	(21,727)	(40,280)	(5,801)

Equipment and leasehold improvements, net	18,315	37,594	5,415